Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	The following schedule presents the Company’s sole operating segment, marine energy, and non-reportable reconciling items for the years ended December 31, 2022 and 2021 (in thousands).

	Marine Energy Segment	Corporate	Total

December 31, 2022
Vessel revenue	$199,326	$—	$199,326
Vessel operating cost	79,353	—	79,353
Vessel depreciation	24,597	—	24,597
General and administrative expenses	24,754	16,423	41,177
Interest income	—	647	647
Income from equity investment	—	55,538	55,538
Foreign exchange (loss)	—	(1,816)	(1,816)
Financial expense, net	—	(2,118)	(2,118)
Income before taxes	$70,622	$35,828	$106,450

		Former Dry Bulk Business*
December 31, 2021	Marine Energy Segment	Kamsarmax	Ultramax	Corporate	Total
Revenue	$41,903	$51,260	$50,870	$—	$144,033
Voyage expenses	—	11,398	6,164	—	17,562
Vessel operating cost	28,233	7,124	17,149	—	52,505
Charterhire expense	—	31,657	2,344	—	34,001
Vessel depreciation	10,190	—	—	—	10,190
General and administrative expenses	10,033	525	1,208	72,188	83,954
(Gain on vessels sold) loss / write down on assets held for sale	—	(7,873)	(14,859)	—	(22,732)
Interest income	—	—	—	87	87
Gain on bargain purchase of Seajacks	—	—	—	57,436	57,436
Income from equity investment	—	—	—	9,735	9,735
Foreign exchange gain	—	—	—	1,120	1,120
Financial expense, net	—	—	—	(16,360)	(16,360)
(Loss) income before income taxes	(6,553)	8,429	38,864	(20,170)	20,571

*exited business in July 2021
The following schedule presents segment information about the Company’s former dry bulk operations for the year ended December 31, 2020 (in thousands).

December 31, 2020	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$67,047	$96,685	$—	$163,732
Voyage expenses	4,831	5,178	—	10,009
Vessel operating cost	30,542	62,264	—	92,806
Charterhire expense	18,620	2,487	—	21,107
Vessel depreciation	16,366	32,003	—	48,369
General and administrative expenses	1,891	3,908	19,872	25,671
Loss / write down on assets held for sale	168,171	327,242	—	495,413
Interest income	—	—	210	210
Income from equity investment	—	—	(105,384)	(105,384)
Foreign exchange loss	—	—	(348)	(348)
Financial expense, net	—	—	(36,818)	(36,818)
Segment loss	$(173,374)	$(336,397)	$(162,212)	$(671,983)

Long-lived Assets by Geographic Areas	The following schedule presents geographic information about the Company’s long-lived assets at December 31, 2022 and 2021 (in thousands):

Geographic Areas	December 31, 2022	December 31, 2021
Europe:
United Kingdom	$108,417	$442,279
Total Europe	$108,417	$442,279
Asia:
Taiwan	291,561	83
Japan	121,353	102,153
Total Asia	412,914	102,236
Total	521,331	544,515